Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 11	£ (61)
Exchange differences	(8)	(5)
Income statement benefit/(charge)	(30)	64
Tax benefit/(charge) in other comprehensive income	(17)	23	£ 5
Tax charge in equity		(5)
Ending balance	(30)	11	(61)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit/(charge) in other comprehensive income	(3)	18
Trading losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	89	20
Exchange differences	2	(1)
Income statement benefit/(charge)	(44)	70
Ending balance	47	89	20
Returns provisions [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20	31
Exchange differences		(1)
Income statement benefit/(charge)	(12)	(10)
Ending balance	8	20	31
Retirement benefit obligations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(38)	(55)
Exchange differences	(1)	(1)
Income statement benefit/(charge)	(12)	(4)
Tax benefit/(charge) in other comprehensive income	2	22
Ending balance	(49)	(38)	(55)
Deferred revenue [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	41	68
Exchange differences	(2)	(3)
Income statement benefit/(charge)	6	(24)
Ending balance	45	41	68
Goodwill and intangible [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(199)	(205)
Exchange differences	2	6
Income statement benefit/(charge)	(12)	0
Ending balance	(209)	(199)	(205)
Interest limitations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	57	28
Exchange differences	(4)	(2)
Income statement benefit/(charge)	23	31
Ending balance	76	57	28
Other [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	41	52
Exchange differences	(5)	(3)
Income statement benefit/(charge)	21	1
Tax benefit/(charge) in other comprehensive income	(5)	(4)
Tax charge in equity		(5)
Ending balance	£ 52	£ 41	£ 52